UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 114
Burr Ridge, IL 60527

(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 114
Burr Ridge, IL 60527

(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May, 31, 2004

Date of reporting period: November 30, 2003

Item 1. Report to Stockholders.

Semi-Annual Report
November 30, 2003
(Unaudited)

Dow Jones SM
Islamic Fund

DOW JONES ISLAMIC FUND
January 20, 2004

Dear Shareholders:

Assalamu Alaikum (Greetings of Peace.)

Equity markets in the United States and around the world continue to rise, approaching levels not seen in over 18 months. After 3 years of stock market decline, long-term investors are finally rewarded. The positive equities performance is driven by the incipient economic recovery, persistent consumer spending and improved corporate earnings. These developments are believed to be in response to tax cuts, financial stimulus (low interest rates) and a weakening dollar.

The Dow Jones Islamic Fund gained 10.47% in the 6 months ending November 30, 2003 while the Dow Jones Islamic Market USA index increased by 10.50% (dividends omitted) and the Standard and Poor 500 gained 10.80%. Please see page 2 of this report for complete standardized performance information.

The initial stages of market (and economic) recovery usually favors small cap and lower quality companies. Large cap and higher quality companies tend to perform better in the latter stages of the recovery. If this pattern persists it will help the performance of many companies that your fund invests in. Our philosophy is to focus on high quality, well positioned and well managed companies with sound balance sheets. Such companies usually weather better any market decline and help decrease the risk and volatility of equity investing.

The outlook for the coming year is good, in our opinion. Stock market gains might not be as good as last year but we believe that they are likely to beat bonds and money markets. Some over stretched market sectors may experience corrections but overall the picture looks positive.

Finally, many of you have seen headlines concerning allegations against some other mutual fund companies. You will be delighted to know that your fund has encountered no such problems. Our purpose is to serve the Muslim community and we always put our shareholders interest first and foremost.

Thank you for your trust and support.

Respectfully,

Insert sig

Dr. Bassam Osman
President, Dow Jones Islamic Fund

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Please see the following semi-annual report for more complete Fund performance information and index definitions.

DOW JONES ISLAMIC FUND
Average Annual Total Returns
as of November 30, 2003

Class K
	Six Months	Twelve Months	Since SEC
	Ended 11/30/03	Ended 11/30/03	Effective Date****

Dow Jones Islamic Fund – Class K	10.47%	13.14%	(12.71)%
Dow Jones Islamic Market USA Index*	10.50%	13.32%	(12.58)%
Russell 3000 Growth Index**	12.79%	16.87%	(16.87)%
Standard and Poors 500 Index***	10.80%	15.13%	(7.50)%
NASDAQ Composite Index***	23.14%	33.34%	(18.34)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers in effect. In the absence of fee waivers, the total return would have been reduced.

As of the period ended November 30, 2003, The Dow Jones Islamic Fund has chosen to use the Russell 3000 Growth Index as the comparison benchmark.

*    The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by the Shari'ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The index is constructed from stocks in the Dow Jones Indexes (DJGI) family. Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.

**  The Russell 3000 Growth Index takes the largest 3,000 U.S. companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

*** The S&P 500 and NASDAQ Composite Indices are unmanaged indices commonly used to measure performance of U.S. stocks. You cannot invest directly in an index.

      **** The investment return for Class K was calculated using the date the Fund became effective with the SEC, June 30, 2000.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS
November 30, 2003 (Unaudited)

Number of		Fair
Shares		Value
COMMON STOCK - 99.3%
	ADVANCED INDUSTRIAL
	EQUIPMENT - 1.1%
1,800	Agilent Technologies, Inc.*	$50,904
500	Cognex Corporation*	13,735
500	Danaher Corporation	41,600
500	Diebold, Inc.	26,525
500	National Instruments Corporation	22,640
500	Pall Corporation	12,810
500	Roper Industries, Inc.	25,070
750	Symbol Technologies, Inc.	10,463
500	Waters Corporation*	15,990
		219,737
	ADVANCED MEDICAL
	DEVICES - 2.7%
900	Biomet, Inc.	32,202
500	DENTSPLY International Inc.	22,515
700	Guidant Corporation	39,739
4,400	Medtronic, Inc.	198,880
500	Respironics, Inc.*	22,750
1,000	St. Jude Medical, Inc.*	63,340
1,000	Stryker Corporation	81,000
1,000	Zimmer Holdings, Inc.*	65,920
		526,346
	AEROSPACE - 1.0%
2,200	United Technologies Corporation	188,540
	AIR FREIGHT - 1.1%
500	Expeditors International
	of Washington, Inc.	19,550
1,100	FedEx Corporation	79,970
1,500	United Parcel Service, Inc. Class B	109,155
		208,675
	AIRLINES - 0.3%
3,000	Southwest Airlines Co.	53,940
	AUTO PARTS - 0.3%
500	Gentex Corporation	21,015
1,100	Genuine Parts Company	34,628
		55,643

Number of		Fair
Shares		Value
	BIOTECHNOLOGY - 3.5%
4,552	Amgen, Inc.*	$262,286
1,100	Applera Corporation - Applied Biosystems Group	23,617
1,075	Biogen, Inc.*	41,044
500	Celgene Corporation*	22,865
500	Chiron Corporation*	26,850
1,000	Genentech, Inc.*	84,300
1,000	Genzyme Corporation*	46,650
1,000	Gilead Sciences, Inc.*	58,680
500	Immunomedics, Inc.*	1,930
1,000	Laboratory Corporation of America Holdings*	36,120
1,000	MedImmune, Inc.*	23,790
852	Monsanto Co.	23,106
500	Myriad Genetics, Inc.*	5,890
500	Techne Corporation*	17,970
500	XOMA, Ltd.* [f]	3,455
		678,553
	BUILDING MATERIALS - 0.2%
500	The Sherwin-Williams Company	16,215
500	Vulcan Materials Company	22,235
		38,450
	CHEMICALS COMMODITY - 0.9%
4,300	E. I. du Pont de Nemours
	and Company	178,278

	CHEMICALS SPECIALTY - 1.1%
1,000	Air Products and Chemicals, Inc.	47,940
500	Avery Dennison Corporation	27,540
500	Cabot Microelectronics Corp.*	26,625
1,000	Ecolab, Inc.	26,220
1,000	Engelhard Corporation	29,820
500	Sigma-Aldrich Corporation	26,785
500	WD-40 Company	17,900
		202,830
	CLOTHING & FABRICS - 0.3%
1,000	Liz Claiborne, Inc.	35,010
500	V.F. Corp.	20,635
		55,645

See notes to the financial statements

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2003 (Unaudited)

Number of		Fair
Shares		Value
COMMON STOCK (Continued)
	COMMUNICATIONS
	TECHNOLOGY - 4.5%
2,200	ADC Telecommunications, Inc.*	$5,390
500	Andrew Corporation*	5,885
28,000	Cisco Systems, Inc.*	635,600
500	Echelon Corporation*	6,025
500	Foundry Networks, Inc.*	13,105
500	Plantronics, Inc.*	15,320
500	Polycom, Inc.*	9,895
3,300	QUALCOMM, Inc.	147,015
1,000	Rockwell Collins, Inc.	26,890
500	Tekelec*	8,350
		873,475
	COMPUTERS - 7.4%
500	Brocade Communications Systems, Inc.*	3,045
8,900	Dell Computer Corporation*	307,673
8,500	EMC Corporation*	116,790
500	Emulex Corporation*	14,750
10,321	Hewlett-Packard Company	223,862
6,500	International Business Machines Corporation	588,510
500	Lexmark International, Inc.*	38,700
500	NCR Corporation*	17,450
1,100	Network Appliance, Inc.*	25,432
500	Qlogic Corporation*	28,445
12,600	Sun Microsystems, Inc.*	53,676
		1,418,333
	CONSUMER SERVICES - 0.9%
750	Apollo Group, Inc.*	52,020
1,000	Career Education Corp.*	51,130
500	DeVry, Inc.*	13,695
1,000	eBay, Inc.*	55,890
		172,735
	CONTAINERS & PACKAGING - 0.1%
500	AptarGroup, Inc.	17,455

	COSMETICS - 1.5%
800	Avon Products, Inc.	54,800
2,000	Colgate-Palmolive Company	105,000

Number of		Fair
Shares		Value
	COSMETICS (Continued)
4,000	The Gillette Company	$134,920
		294,720
	DIVERSIFIED TECHNOLOGY
	SERVICES - 0.3%
500	Affiliated Computer Services, Inc.*	25,070
500	CIBER, Inc.*	4,555
500	Dendrite International, Inc.*	8,550
500	Keane, Inc.*	7,050
1,100	Unisys Corporation*	17,952
		63,177
	ELECTRIC COMPONENTS
	& EQUIPMENT - 0.5%
700	American Power Conversion Corporation	15,372
500	AVX Corporation	7,550
500	Integrated Circuit Systems, Inc.*	14,875
500	Jabil Circuit, Inc.*	13,755
500	KEMET Corporation*	6,600
500	Molex, Inc.	16,045
500	Molex, Inc. Class A	13,560
500	Plexus Corp.*	8,875
		96,632
	FIXED LINE
	COMMUNICATIONS - 1.6%
13,200	SBC Communications, Inc.	307,296

	FOOD PRODUCTS - 0.4%
500	Hershey Foods Corporation	38,850
500	Lancaster Colony Corporation	20,875
515	Tootsie Roll Industries, Inc.	18,102
		77,827
	FOOTWEAR - 0.2%
600	NIKE, Inc. Class B	40,350

	FURNISHINGS & APPLIANCES - 0.5%
500	Ethan Allen Interiors, Inc.	20,350
300	Herman Miller, Inc.	7,815
500	HON INDUSTRIES Inc.	21,245
700	Leggett & Platt, Inc.	14,238
500	Mohawk Industries, Inc.*	36,040
		99,688

See notes to the financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2003 (Unaudited)

Number of		Fair
Shares		Value
COMMON STOCK (Continued)
	HEALTHCARE PROVIDERS - 1.9%
1,000	First Health Group Corp.*	$20,500
1,100	Health Management Associates, Inc.	28,270
700	HCA Inc.	29,337
500	LifePoint Hospitals, Inc.*	14,955
1,000	Lincare Holdings, Inc.*	29,810
1,025	Medco Health Solutions, Inc.*	37,341
500	Orthodontic Centers of America, Inc.*	3,545
500	Pediatrix Medical Group, Inc.*	26,830
500	Renal Care Group, Inc.*	20,180
1,900	Tenet Healthcare Corp.*	27,759
2,400	UnitedHealth Group, Inc.	129,360
		367,887
	HEAVY CONSTRUCTION - 0.2%
500	Dycom Industries, Inc.*	12,675
500	Fluor Corporation	18,330
		31,005
	HOUSEHOLD PRODUCTS
	DURABLE - 0.1%
300	The Stanley Works	9,813

	HOUSEHOLD PRODUCTS
	NONDURABLE - 3.4%
500	Blyth, Inc.	15,025
500	The Clorox Company	23,460
2,000	Kimberly-Clark Corporation	108,440
5,300	The Procter & Gamble Company	510,072
		656,997
	INDUSTRIAL - DIVERSIFIED - 3.2%
700	Dover Corporation	26,873
1,600	Emerson Electric Company	97,664
3,500	Honeywell International Inc.	103,915
1,100	Illinois Tool Works, Inc.	85,910
500	Kaydon Corporation	12,210
500	Parker-Hannifin Corporation	27,495
700	Rockwell Automation, Inc.	23,275
3,000	3M Co.	237,120
		614,462

Number of		Fair
Shares		Value
	INDUSTRIAL SERVICES - 2.8%
2,000	Automatic Data Processing, Inc.	$76,460
500	Catalina Marketing Corporation*	9,265
500	Cintas Corporation	23,345
500	Convergys Corporation*	7,670
750	Copart, Inc.*	9,000
500	The Corporate Executive Board Company*	24,300
500	Deluxe Corporation	20,600
500	DST Systems, Inc.*	18,660
500	Fair Isaac Corporation	27,580
3,000	First Data Corporation	113,550
500	Getty Images, Inc.*	21,700
1,100	IMS Health, Inc.	25,333
500	MedQuist, Inc.*	7,695
1,000	Moody’s Corporation	57,280
1,200	Paychex, Inc.	46,128
500	Robert Half International, Inc.*	11,130
500	Sabre Holdings Corporation	10,425
500	W.W. Grainger, Inc.	23,130
		533,251
	INTERNET SERVICES - 0.1%
1,000	WebMD Corporation*	9,170

	MEDICAL SUPPLIES - 2.6%
5,600	Abbott Laboratories	247,520
1,800	Baxter International, Inc.	50,076
1,000	Becton, Dickinson and Company	40,030
2,000	Boston Scientific Corporation*	71,780
500	C.R. Bard, Inc.	37,800
500	Cytyc Corporation*	6,470
500	Patterson Dental Company*	34,050
500	ResMed Inc.*	19,500
		507,226
	MULTIMEDIA - 0.2%
500	The E.W. Scripps Company	46,030

	OIL COMPANIES - 7.2%
4,440	ChevronTexaco Corporation	333,444
700	EOG Resources, Inc.	29,358
26,200	Exxon Mobil Corporation	947,654
1,000	Murphy Oil Corporation	59,930
500	Tom Brown, Inc.*	13,980
		1,384,366

See notes to the financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2003 (Unaudited)

Number of		Fair
Shares		Value
COMMON STOCK (Continued)
	OIL DRILLING EQUIPMENT
	& SERVICES - 1.7%
1,500	Baker Hughes Incorporated	$43,290
1,000	BJ Services Company*	31,890
500	Cooper Cameron Corporation*	21,705
500	ENSCO International, Inc.	12,650
500	GlobalSanteFe Corporation	10,750
1,600	Halliburton Company	37,360
500	Nabors Industries, Inc.* [f]	18,560
500	Noble Corporation*	17,290
500	Patterson-UTI Energy, Inc.*	14,365
500	Rowan Companies, Inc.*	10,585
2,000	Schlumberger Limited [f]	93,840
500	Tidewater Inc.	13,805
		326,090
	PHARMACEUTICALS - 14.9%
500	Allergan, Inc.	37,365
500	Andrx Group*	10,980
6,200	Bristol-Myers Squibb Company	163,370
4,000	Eli Lilly and Company	274,240
1,000	Forest Laboratories, Inc.*	54,640
11,784	Johnson & Johnson	580,833
666	King Pharmaceuticals, Inc.*	8,598
8,500	Merck & Co., Inc.	345,100
1,350	Mylan Laboratories, Inc.	34,182
500	Noven Pharmaceuticals, Inc.*	6,865
31,000	Pfizer, Inc.	1,040,050
5,400	Schering-Plough Corporation	86,670
500	SICOR, Inc.*	13,820
5,300	Wyeth	208,820
		2,865,533
	PRECIOUS METALS - 0.3%
1,000	Meridian Gold Inc.* [f]	14,740
1,000	Newmont Mining Corporation	48,140
		62,880
	PUBLISHING - 0.3%
500	John Wiley & Sons, Inc.	13,000
700	The McGraw-Hill Companies, Inc.	47,950
		60,950

Number of		Fair
Shares		Value
	REAL ESTATE - 0.1%
500	Public Storage, Inc.	$22,200

	RECREATIONAL PRODUCTS
	& SERVICES - 0.7%
500	Callaway Golf Company	8,215
1,200	Harley-Davidson, Inc.	56,604
500	Polaris Industries Inc.	43,085
500	Winnebago Industries, Inc.	27,635
		135,539
	RETAILERS APPAREL - 1.3%
1,800	The Gap, Inc.	38,700
1,200	Kohl’s Corporation*	57,984
1,600	The Limited, Inc.	28,672
500	The Men’s Wearhouse, Inc.*	15,385
1,000	Ross Stores, Inc.	54,780
2,200	The TJX Companies, Inc.	49,698
		245,219
	RETAILERS BROADLINE - 0.3%
1,000	Dollar General Corporation	21,120
1,000	Family Dollar Stores, Inc.	38,580
		59,700
	RETAILERS DRUG - BASED - 2.0%
1,650	Cardinal Health, Inc.	100,881
1,400	CVS Corporation	52,444
1,100	McKesson, Inc.	32,120
500	Priority Healthcare Corporation Class B*	11,465
5,000	Walgreen Company	184,050
		380,960
	RETAILERS - SPECIALTY - 4.1%
500	99 Cents Only Stores*	13,855
500	AutoZone, Inc.*	47,830
1,000	Bed Bath & Beyond, Inc.*	42,240
500	Big Lots, Inc.*	7,330
500	Dollar Tree Stores, Inc.*	15,860
9,200	The Home Depot, Inc.	338,192
2,800	Lowe’s Companies, Inc.	163,240
500	Michaels Stores, Inc.	23,625
1,200	Office Depot, Inc.*	19,020
700	RadioShack Corporation	21,805

See notes to the financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2003 (Unaudited)

Number of		Fair
Shares		Value
COMMON STOCK (Continued)
	RETAILERS - SPECIALTY (Continued)
1,700	Staples, Inc.*	$46,087
500	Tiffany & Company	22,675
1,000	Williams-Sonoma, Inc.*	36,040
		797,799
	SCHOOLS - 0.3%
1,000	Corinthian Colleges, Inc.*	63,930

	SEMICONDUCTORS - 9.4%
1,300	Altera Corporation*	32,968
1,000	Analog Devices, Inc.	49,750
5,800	Applied Materials, Inc.*	140,592
600	Axcelis Technologies, Inc.*	6,870
500	Broadcom Corporation*	18,195
500	Credence Systems Corporation*	6,480
500	Cree, Inc.*	9,180
25,000	Intel Corporation	838,500
500	InterDigital Communications Corporation*	10,240
1,000	Intersil Corporation	26,420
600	KLA-Tencor Corporation*	35,118
1,000	Linear Technology Corporation	43,190
500	Marvell Technology Group Ltd.* [f]	19,745
2,000	Maxim Integrated Products, Inc.	104,340
500	Micrel, Incorporated*	8,550
750	Microchip Technology, Inc.	25,860
1,900	Micron Technology, Inc.*	24,719
1,000	National Semiconductor Corporation*	44,720
500	PMC-Sierra, Inc.*	10,180
500	Rambus, Inc.*	15,000
500	RF Micro Devices, Inc.*	5,855
500	Silicon Laboratories Inc.*	24,535
500	Skyworks Solutions, Inc.*	4,389
500	Teradyne, Inc.*	12,585
7,000	Texas Instruments, Inc.	208,320
2,000	Xilinx, Inc.*	75,180
		1,801,481
	SOFT DRINKS - 3.8%
8,500	The Coca-Cola Company	395,250
6,900	PepsiCo, Inc.	332,028
		727,278

Number of		Fair
Shares		Value
	SOFTWARE - 7.4%
1,000	Ariba, Inc.*	$3,160
900	BMC Software, Inc.*	14,967
1,100	Cadence Design Systems, Inc.*	18,403
500	Cerner Corporation*	22,315
600	Citrix Systems, Inc.*	14,436
700	Intuit Inc.*	35,196
500	Macromedia, Inc.*	10,260
500	Mentor Graphics Corporation*	7,325
500	Mercury Interactive Corporation*	23,330
35,600	Microsoft Corporation	915,276
16,100	Oracle Corporation*	193,522
1,000	Parametric Technology Corporation*	3,390
215	PeopleSoft, Inc.*	4,541
500	Quest Software, Inc.*	7,450
500	Retek Inc.*	5,190
1,000	SunGard Data Systems, Inc.*	27,020
1,000	Symantec Corporation*	32,830
1,000	Synopsys, Inc.*	29,960
600	VeriSign, Inc.*	9,726
1,300	VERITAS Software Corporation*	49,426
		1,427,723
	STEEL - 0.1%
500	Nucor Corporation	28,055

	TOYS - 0.4%
1,000	Electronic Arts, Inc.*	44,230
1,500	Mattel, Inc.	30,360
		74,590
	TRANSPORTATION - 0.1%
832	Werner Enterprises, Inc.	15,068

	Total Common Stock
	(Cost $23,215,856)	19,123,527
	Assets, Less Other
	Liabilities - 0.7%	142,121
	Total Net Assets 100.0%	$19,265,648

* Non-income producing
f U.S. security of foreign company
See notes to the financial statements.

DOW JONES ISLAMIC FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2003 (Unaudited)

Assets
Investments in securities, at fair value (cost: $23,215,856)	$19,123,527
Cash	152,213
Dividends receivable	32,134
Other assets	18,360
Total Assets	19,326,234

Liabilities
Payable to Advisor	3,793
Accrued expenses	56,793
Total Liabilities	60,586
Net Assets	$19,265,648

Net Assets Consist of:
Paid in capital	$27,574,952
Undistributed net investment income	22,230
Accumulated net realized loss on investments	(4,239,205)
Unrealized depreciation on investments	(4,092,329)
Net Assets	$19,265,648

Class K:
Net assets	$19,265,648
Shares of capital stock outstanding; unlimited number of shares authorized, no par value	3,045,557
Net asset value, redemption and offering price per share	$6.33

See notes to the financial statements.

DOW JONES ISLAMIC FUND
STATEMENT OF OPERATIONS
(Unaudited)

Six Months Ended
November 30, 2003
Investment income:
Dividends	$120,319
Expenses:
Investment advisory fees	69,722
Shareholder servicing and accounting fees	51,303
Administration fees	22,088
License fees.	12,860
Professional fees	16,241
Registration fees	13,326
Custody fees.	1,539
Reports to shareholders	3,056
Miscellaneous expenses	1,252
Total expenses	191,387
Less fees reimbursed by Advisor	(60,082)
Net expenses	131,305
Net investment loss	(10,986)
Net realized and unrealized gain (loss):
Net realized loss on investments	(96,182)
Net change in unrealized appreciation (depreciation) on investments	1,913,530
Net realized and unrealized gain on investments	1,817,348
Net increase in net assets from operations
$1,806,362

See notes to the financial statements.

DOW JONES ISLAMIC FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2003	Year Ended
	(Unaudited)	May 31, 2003
Operations
Net investment income (loss)	$(10,986)	$61,332
Net realized loss on investments	(96,182)	(2,374,832)
Change in unrealized appreciation (depreciation) on investments	1,913,530	671,344
Net increase (decrease) in net assets from operations	1,806,362	(1,642,156)

Capital share transactions (Note 4)
Shares sold	693,741	936,099
Shares reinvested	—	5,708
Shares redeemed	(1,371,372)	(1,140,272)
Decrease in net assets from capital share transactions	(677,631)	(198,465)

Distributions to shareholders
From net investment income	—	(43,387)
Total distributions to shareholders	—	(43,387)

Total increase (decrease) in net assets	1,128,731	(1,884,008)

Net assets at beginning of year	18,136,917	20,020,925
Net assets at end of period (including accumulated
undistributed
net investment income of $22,230 and $33,216, respectively)	$19,265,648	$18,136,917

See notes to the financial statements.

DOW JONES ISLAMIC FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding

	Class K
					For the Period
	Six Months				June 29,
	Ended November		Year Ended	Year Ended	2000 (1) to
	30, 2003		May 31,	May 31,	May 31,
	(Unaudited)		2003 (5)	2002 (5)	2001
Net asset value
Beginning of period	$5.73		$6.26	$7.58	$10.00
Operations
Net investment income	0.00		0.02	0.01	0.01
(loss)
Net realized and unrealized
gain (loss) on investments	0.60		(0.54)	(1.32)	(2.43)
Total from operations	0.60		(0.52)	(1.31)	(2.42)
Distributions to shareholders
From net investment income	0.00		0.01	(0.01)	0.00
Total distributions to	0.00		0.01	(0.01)	0.00
shareholders
Net asset value
End of period	$6.33		$5.73	$6.26	$7.58

Total investment return	10.47	% (2)	(8.22)%	(17.34)%	(25.02	)% (2)(4)

Net assets, end of period (in thousands)	$19,266		$18,070	$20,020	$20,497

Ratios
Expenses to average net assets
Before expense reimbursement	2.06	% (3)	2.25%	2.06%	1.97	% (3)
After expense reimbursement	1.41	% (3)	0.95%	0.90%	0.90	% (3)
Net investment income (loss) to average net assets
Before expense reimbursement	(0.76	)% (3)	(0.94)%	(1.07)%	(0.99	)% (3)
After expense reimbursement	(0.11	)%(3)	0.36%	0.09%	(0.08	)% (3)
Portfolio turnover rate (5)	0.0%		5.1%	13.7%	20.0	% (2)

(1)    Commencement of operations.
(2)    Not annualized.
(3)    Annualized.
(4)    The investment return for Class K was calculated using the date the Fund became effective with the SEC, June 30, 2000.
(5)    Net investment income (loss) per share is based on daily average shares outstanding.
(6)    Calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See notes to the financial statements.

DOW JONES ISLAMIC FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected data for each share of capital stock outstanding

	Class M
	For the Period				For the Period
	June 1, 2003 to		Year	Year	February 15,
	October 30,		Ended	Ended	2001 (1)
	2003 (4)(6)		May 31,	May 31,	to May 31,
	(Unaudited)		2003 (4)	2002 (4)	2001
Net asset value
Beginning of period	$5.68		$6.23	$7.56	$8.23
Operations
Net investment income	0.00		(0.02)	(0.05)	(0.01)
(loss)
Net realized and unrealized
gain (loss) on investments	0.48		(0.53)	(1.28)	(0.66)
Total from operations	0.48		(0.55)	(1.33)	(0.67)
Distributions to shareholders
From net investment income	0.00		0.00	0.00	0.00
Total distributions to	0.00		0.00	0.00	0.00
shareholders
Net asset value
End of period	$6.16		$5.68	$6.23	$7.56

Total investment return	8.45	% (2)	(8.83)%	(17.59)%	(8.14	)% (2)

Net assets, end of period (in thousands)	$0		$67	$1	$5

Ratios
Expenses to average net assets
Before expense reimbursement	2.81	% (3)	3.00%	2.80%	2.75	% (3)
After expense reimbursement	2.14	% (3)	1.70%	1.65%	1.65	% (3)
Net investment income (loss) to average net
assets
Before expense reimbursement	(1.67	)% (3)	(1.69)%	(1.82)%	(1.78	)% (3)
After expense reimbursement	(1.00	)% (3)	(0.39)%	(0.67)%	(0.67	)% (3)
Portfolio turnover rate (5)	0.0%		5.1%	13.7%	20.0	% (2)
(1)           Class inception.
(2)           Not annualized.
(3)           Annualized.
(4)           Net investment income (loss) per share is based on daily average shares outstanding.
(5)           Calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(6)          All Class M shareholders redeemed their shares on October 30, 2003. The Fund has subsequently filed and distributed to Class M shareholders, a supplement to the  Prospectus and Statement of Additional Information dated October 1, 2002, as supplemented September 30, 2003, which noted that, effective at the close of business on October 30, 2003 the Class M was terminated.

See notes to the financial statements.

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2003 (Unaudited)

1.    Organization

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware business trust on January 14, 2000. The Trust currently offers one series of shares to investors, the Dow Jones SM Islamic Fund (f/k/a Dow Jones Islamic Index Fund) (the “Fund”), a diversified series of the Trust. Allied Asset Advisors, Inc. (“AAA”or the “Advisor”), a Delaware corporation, serves as an investment advisor to the Fund.

The trust is authorized to issue an unlimited number of shares without par value, of each series. The Trust currently offers one class of shares of the Fund: Class K. Class M shares are subject to a 12b-1 fee of .75% as described in the Fund’s Class M prospectus. Each class of shares has identical rights and voting privileges except with respect to 12b-1 fees and voting rights on matters affecting a single class of shares. Effective October 30, 2003, the Trust terminated Class M shares.

The investment objective of the Fund seeks growth of capital while adhering to Islamic principles. To achieve the investment objective, under normal circumstances, the Fund invests at least 80% of its net assets in domestic and foreign securities included in the Dow Jones Islamic Market Indexes SM , as well as up to 20% of its net assets in securities chosen by the Fund’s investment advisor that meet Islamic principles. Prior to October 1, 2003, the Fund’s investment objective was to match the total return of the Dow Jones Islamic Market USA Index SM (the “Index” ) by investing substantially all of its assets in roughly the same proportions as the stocks were represented in the Index.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates: In preparing the financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation: Investment securities are carried at value determined using the following valuation methods:

•    Equity securities listed on an U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•    Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price. The Fund did not hold any such securities during the six months ended November 30, 2003.

•    Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment advisor under direction of the Board of Trustees. The Fund did not hold any such securities during the six months ended November 30, 2003.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all of its taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At November 30, 2003, the Fund had a capital loss carryover of $2,817,150, which will expire between May 31, 2009 and May 31, 2011. Net realized gains or losses may differ for financial reporting and tax purposes as a result of deferral of losses relating to wash sale transactions.

At November 30, 2003, the cost of investment securities for federal income tax purposes was $23,215,856. At November 30, 2003, unrealized appreciation and depreciation for federal income tax purposes was as follows:

Appreciation	$2,257,478
Depreciation	(6,349,807)
Net unrealized depreciation on investments	$(4,092,329)

Distributions to Shareholders: The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2003 (Unaudited)

On December 31, 2002, a distribution of $.014 per share was declared for Class K shares. The dividend was paid on December 31, 2002, to shareholders of record on December 30, 2002.

The tax character of distributions paid were as follows:

	Six Months Ended	Year Ended
	November 30, 2003	May 31, 2003
Distribution paid from:
Ordinary income	$—	$43,387

Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

At November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$22,230
Undistributed long-term capital gains	—

Other: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees, which are unique to Class M shares.

3.    Investment Advisory Agreement

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.75% of the Fund’s daily average net assets.

The Trust has a distribution agreement and servicing agreement with Quasar Distributors, LLC (the “Distributor”). The Trust had adopted a Service and Distribution Plan whereby the Fund pays the Distributor servicing fees of up to 0.75% annually, calculated as a percentage of average daily net assets attributable to Class M shares. For the six months ended November 30, 2003, the Fund recognized $240 of distribution fees, which are included in miscellaneous expenses in the statement of operations. Effective October 30, 2003, the Trust terminated Class M shares.

Effective July 1, 2003, if the aggregate annual operating expenses exceed 1.50% and 2.25% of average net assets for Class K and Class

M shares respectively, the Advisor will waive or reimburse the Fund for the amount of such excess.

Prior to July 1, 2003, if the aggregate annual operating expenses exceed 0.95% and 1.70% of average net assets for Class K and Class M shares respectively, the Advisor will waive or reimburse the Fund for the amount of such excess. Prior to June 30, 2002, if the aggregate annual operating expenses exceeded 0.90% and 1.65% of average net assets for Class K and Class M shares respectively, the Advisor waived or reimbursed the Fund for the amount of such excess. Accordingly, for the six months ended November 30, 2003, the Advisor has waived or reimbursed expenses of the Fund in the amount of $60,082.

4.    Capital Share Transactions

Transactions in Class K shares of the Fund for the six months ended November 30, 2003, were as follows:

	Amount	Shares
Shares sold	$ 667,722	110,438
Shares redeemed	(1,271,985)	(215,769)
Net decrease	$ (604,263)	(105,331)

Transactions in Class M shares of the Fund for the six months ended November 30, 2003, were as follows:

	Amount	Shares
Shares sold	$ 26,019	4,334
Shares redeemed	(99,387)	(16,131)
Net decrease	$(73,368)	(11,797)

Transactions in Class K shares of the Fund for the year ended May 31, 2003, were as follows:

	Amount	Shares
Shares sold	$877,987	165,043
Shares reinvested	5,708	1,096
Shares redeemed	(1,139,464)	(212,059)
Net decrease	$ (255,769)	(45,920)

Transactions in Class M shares of the Fund for the year ended May 31, 2003, were as follows:

	Amount	Shares
Shares sold	$58,112	11,802
Shares redeemed	(808)	(152)
Net increase	$57,304	11,650

5.    Securities Transactions

During the six months ended November 30, 2003, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were $0 and $650,369, respectively.

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2003 (Unaudited)

6.    Change in Independent Accountant

On October 30, 2003, Deloitte & Touche LLP ceased being the Fund's independent auditor.

The reports of Deloitte & Touche LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years, there have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte & Touche LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Tait, Weller & Baker as its new independent auditors as of October 30, 2003.

INVESTMENT ADVISOR
AAA
Allied Asset Advisors, Inc.
Burr Ridge, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT AUDITORS
Tait, Weller & Baker
Philadelphia, Pennsylvania

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A. Cincinnati, Ohio

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. To obtain a Prospectus, call the Fund at 1-877-417-6161 or write to Dow Jones Islamic Fund, c/o Allied Asset Advisors, Inc., 745 McClintock Drive, Suite 114, Burr Ridge, IL 60527. Read the Prospectus carefully before you invest or send money. The Prospectus contains important information about the Fund, including charges and expenses. The principal value of your investment will fluctuate and your shares may be worth less than your original cost. Quasar Distributors, LLC is the Distributor for the Fund. 01/04

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)    Not applicable for semi-annual reports.

(b)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c)    Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allied Asset Advisors Funds

By (Signature and Title) /S/ Bassam Osman
Bassam Osman, President

Date January 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allied Asset Advisors Funds

By (Signature and Title) /S/ Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date January 28, 2004